Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 20, 2024
Entity Registrant Name	Amplify ETF Trust
Entity Central Index Key	0001633061
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 20, 2024
Document Effective Date	May 20, 2024
Prospectus Date	May 20, 2024
Amplify Weight Loss Drug & Treatment ETF | Amplify Weight Loss Drug & Treatment ETF
Prospectus:
Trading Symbol	THNR